STEPHENS FUNDS®

Stephens Small Cap Growth Fund
Class A Shares - STSGX
Class I Shares - STSIX

Stephens Mid Cap Growth Fund
Class A Shares - STMGX
Class I Shares - SFMIX

Supplement dated June 30, 2011 to
Statement of Additional Information dated March 31, 2011

The table under the section entitled “The Funds’ Investment Advisor” on page B-33 of the Statement of Additional Information has been revised and now reads as follows:

The following indicates the beneficial ownership of each Portfolio Manager of each Fund as of November 30, 2010:

Name of Portfolio Manager	Dollar Range of Equity Securities in the each Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
	Stephens Small Cap Growth Fund	Stephens Mid Cap Growth Fund
Ryan Crane	$500,001 - $1,000,000	$500,001 - $1,000,000
John Thornton	$100,001 - $500,000	$100,001 - $500,000
Kelly Ranucci (1)	$100,001 - $500,000	$100,001 - $500,000
Sam Chase (1)	$100,001 - $500,000	$50,000 - $$100,000

(1) Kelly Ranucci and Sam Chase were named Co-Portfolio Managers of the Funds effective March 31, 2011.

Please retain this Supplement with the Statement of Additional Information.